OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2014
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
NOTE 23 – OPERATING SEGMENTS

Our reportable segments are based upon legal entities.  We currently have two reportable segments:  Independent Bank (“IB” or “Bank”) and Mepco.  These business segments are also differentiated based on the products and services provided.  We evaluate performance based principally on net income (loss) of the respective reportable segments.

In the normal course of business, our IB segment provides funding to our Mepco segment through an intercompany line of credit priced at the prime rate of interest as published in the Wall Street Journal. Our IB segment also provides certain administrative services to our Mepco segment which are reimbursed at an agreed upon rate. These intercompany transactions are eliminated upon consolidation. The only other material intersegment balances and transactions are investments in subsidiaries at the parent entities and cash balances on deposit at our IB segment.

A summary of selected financial information for our reportable segments follows:

	IB	Mepco	Other(1)(2)	Elimination(3)	Total
	(In thousands)

2014
Total assets	$2,174,536	$63,378	$286,158	$(275,342)	$2,248,730
Interest income	73,551	7,004	64	(64)	80,555
Net interest income	68,948	5,706	(1,398)	-	73,256
Provision for loan losses	(3,098)	(38)	-	-	(3,136)
Income (loss) before income tax	25,845	561	(1,095)	(95)	25,216
Net income (loss)	18,550	366	(712)	(183)	18,021
2013
Total assets	$2,104,550	$94,648	$272,348	$(261,603)	$2,209,943
Interest income	76,018	11,103	-	-	87,121
Net interest income	71,496	8,780	(2,317)	-	77,959
Provision for loan losses	(3,891)	(97)	-	-	(3,988)
Income (loss) before income tax	29,605	(2,891)	(3,961)	(95)	22,658
Net income (loss)	74,313	(1,801)	5,092	(95)	77,509
2012
Total assets	$1,885,807	$135,447	$192,343	$(189,730)	$2,023,867
Interest income	84,760	14,638	-	-	99,398
Net interest income	77,919	11,115	(2,779)	-	86,255
Provision for loan losses	6,895	(8)	-	-	6,887
Income (loss) before income tax	27,379	2,591	(3,677)	(95)	26,198
Net income (loss)	28,260	1,710	(3,677)	(95)	26,198
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(1) During 2013 IB and Other (parent company) include $47.1 million and $9.0 million, respectively of income tax benefit related to the reversal of the valuation allowance on our net deferred tax assets (see note #13).
(2) Includes amounts relating to our parent company and certain insignificant operations.
(3) Includes parent company’s investment in subsidiaries and cash balances maintained at subsidiary.